Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 16, 2024
Registrant Name	dei_EntityRegistrantName	HARBOR ETF TRUST
CIK	dei_EntityCentralIndexKey	0001860434
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 24, 2024
Effective Date	dei_DocumentEffectiveDate	Sep. 25, 2024
Prospectus Date	rr_ProspectusDate	Sep. 25, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A